EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2017
Employee Equity Incentive Plan Tables
Employee Equity Incentive Plan
Exercise	Number of	Vesting
Price	Options	Terms
$0.50	80,000	Immediately
0.50	100,000	Quarterly over one year
0.50	605,000	Quarterly over two years
0.81	5,000	Immediately
0.82	150,000	Quarterly over two years
0.85	150,000	Quarterly over one year
0.87	125,000	Immediately
0.89	425,000	Monthly over one year
0.89	90,000	Quarterly over two years
0.95	400,000	Quarterly over two years
0.98	24,000	Monthly over two years
1.05	50,000	Immediately
1.05	95,000	Monthly over two years
1.05	60,000	Monthly over one year
1.06	60,000	Monthly over one year
1.07	110,000	Monthly over one year
1.07	325,000	Monthly over two years
0.83	2,854,000

Employee stock option activity

Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options Exerciseable
$0.10	1,056,786	6.43	1,056,786
$0.50	689,631	7.74	689,631
$0.51 - 0.75	2,267,586	8.69	1,996,779
$0.76 - 1.00	9,734,403	8.70	9,233,070
$1.01 - 2.00	629,164	8.61	629,164
	14,377,570		13,605,430

Fair value of granted options
			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2015	5,625,000	$0.59	9.30	$61,875
Grants	9,958,031	0.78	9.84
Exercised	(636,780)	0.50	8.80
Forfeiture/Cancelled	(122,093)	0.55	8.80
Outstanding at December 31, 2016	14,824,158	$0.52	9.37	$4,566,717
Grants	2,854,000	0.50	9.60	-
Exercised	(522,428)	0.16	8.80
Forfeiture/Canceled	(3,048,967)	$0.73	8.80	-
Outstanding at December 31, 2017	14,106,763	$0.76	8.48	$771,359
Exercisable at December 31, 2017	13,605,430	$0.76	8.50	$646,109